Related party transactions - Disclosure of Remuneration to Key Management Personnel (Details) - Key management personnel - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of transactions between related parties [line items]
Short-term employee benefits	€ 8,884	€ 5,592	€ 4,748
Post-employment benefits	712	608	519
Share based payment transactions	4,105	4,380	4,712
Total	€ 13,701	€ 10,580	€ 9,979